UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2011

                                                                      (Form N-Q)

48459-0212                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2011 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Bank of America, N.A., DEPFA Bank plc, or Dexia Credit Local.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Federal Housing Administration, Federal Housing Association Insured Mortgage Nursing Home, or Texas Permanent School Fund.

================================================================================

1  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
PRE      Prerefunded to a date prior to maturity
USD      Unified School District

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
December 31, 2011 (unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------

            FIXED-RATE INSTRUMENTS (85.7%)

            ALABAMA (0.8%)
$     345   Montgomery BMC Special Care Facilities
              Financing Auth. (INS)                               4.88%       11/15/2018      $      346
   16,340   Montgomery Medical Clinic Board                       4.75         3/01/2026          15,537
    5,000   Prattville IDB                                        5.15         9/01/2013           5,284
    5,000   Private Colleges and Universities Facilities Auth.
              (INS)                                               4.75         9/01/2026           5,078
                                                                                              ----------
                                                                                                  26,245
                                                                                              ----------
            ARIZONA (1.8%)
    1,170   Health Facilities Auth.                               4.50         4/01/2016           1,223
      425   Health Facilities Auth.                               5.00         4/01/2017             447
    1,150   Health Facilities Auth.                               4.75         4/01/2025           1,161
    2,500   Maricopa County Union High School District No.
              210 (INS)                                           4.50         7/01/2024           2,615
   15,000   Mohave County IDA                                     7.50         5/01/2019          16,325
    3,270   Phoenix Civic Improvement Corp., 5.50%,
              7/01/2013 (INS)                                     4.50 (a)     7/01/2024           3,608
    2,115   Phoenix Civic Improvement Corp., 5.50%,
              7/01/2013 (INS)                                     4.54 (a)     7/01/2025           2,321
    2,000   Pinal County IDA (INS)                                5.25        10/01/2020           2,036
    1,250   Pinal County IDA (INS)                                5.25        10/01/2022           1,253
    2,000   Pinal County IDA (INS)                                4.50        10/01/2025           1,800
    3,540   State (INS)                                           5.00        10/01/2019           4,197
    7,275   State (INS)                                           5.25        10/01/2020           8,703
    1,535   State Univ. (INS)                                     5.00         9/01/2024           1,612
    7,180   Univ. Medical Center Corp.                            5.00         7/01/2022           7,409
                                                                                              ----------
                                                                                                  54,710
                                                                                              ----------
            ARKANSAS (0.6%)
    3,125   Baxter County                                         5.00         9/01/2026           3,169
    6,230   Independence County                                   5.00         1/01/2021           6,238
    4,000   Independence County (INS)                             4.90         7/01/2022           4,158
    4,905   Jefferson County                                      4.60        10/01/2017           4,914
                                                                                              ----------
                                                                                                  18,479
                                                                                              ----------
            CALIFORNIA (9.4%)
   10,000   Chabot-Las Positas Community College District
              (INS)                                               4.85 (b)     8/01/2022           6,073
    5,000   Chabot-Las Positas Community College District
              (INS)                                               4.88 (b)     8/01/2023           2,839
    5,000   City and County of San Francisco Airport
              Commission                                          5.25         5/01/2022           5,851
    7,000   City and County of San Francisco Airport
              Commission                                          5.25         5/01/2023           8,096
    2,000   Coronado Community Dev. Agency (INS)                  5.00         9/01/2024           2,092
    6,140   Health Facilities Financing Auth.                     5.13         7/01/2022           6,563
    2,000   Health Facilities Financing Auth.                     5.00         8/15/2027           2,191

================================================================================

3  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   5,000   Health Facilities Financing Auth.                     5.25%        8/15/2031      $    5,344
    5,000   Irvine USD Special Tax District (INS)                 5.25         9/01/2019           5,867
    2,500   Irvine USD Special Tax District (INS)                 4.50         9/01/2020           2,791
    6,745   Kern County Board of Education (INS)                  5.00         6/01/2026           6,899
   20,000   Los Angeles Department of Water and Power (INS) (c)   4.75         7/01/2025          21,272
    5,000   Public Works Board                                    5.50         6/01/2019           5,274
    6,400   Public Works Board                                    5.50         4/01/2021           7,334
    6,755   Public Works Board                                    5.60         4/01/2022           7,681
    3,000   Public Works Board                                    5.13         3/01/2023           3,256
    3,130   Public Works Board                                    5.75         4/01/2023           3,555
    2,500   Public Works Board                                    5.25         3/01/2024           2,711
    2,000   Public Works Board                                    5.38         3/01/2025           2,153
    1,430   Sacramento Financing Auth. (INS)                      5.00        12/01/2024           1,442
   15,265   Sacramento Municipal Utility District Financing
              Auth. (INS)                                         4.75         7/01/2024          15,597
    4,720   Salinas Union High School District (INS)              4.37 (b)     6/01/2016           4,127
    2,000   Salinas Union High School District (INS)              4.37 (b)    10/01/2016           1,728
    3,525   San Bernardino County Redevelopment Agency (INS)      5.00         9/01/2025           3,377
    2,395   San Diego USD (INS)                                   4.50         7/01/2025           2,528
    5,000   San Francisco City and County Airport                 4.90         5/01/2029           5,284
    3,000   San Jose USD (INS)                                    4.50         6/01/2024           3,138
    7,065   Santa Clara County Financing Auth. (INS)              4.75         5/15/2023           7,561
    7,400   Santa Clara County Financing Auth. (INS)              4.75         5/15/2024           7,843
    7,750   Santa Clara County Financing Auth. (INS)              4.75         5/15/2025           8,141
    2,175   Semitropic Improvement District (INS)                 5.25        12/01/2018           2,372
    2,500   Solano Community College District (INS)               4.85 (b)     8/01/2023           1,434
    4,735   Solano Community College District (INS)               4.88 (b)     8/01/2024           2,537
    4,035   South Orange County Public Financing Auth. (INS)      5.00         8/15/2022           4,129
    4,920   South Orange County Public Financing Auth. (INS)      5.00         8/15/2025           4,963
   20,000   State                                                 5.25        10/01/2022          23,287
   27,445   State                                                 5.75         4/01/2027          31,355
       95   State University (INS)                                5.50        11/01/2015              99
    1,150   State University (INS) (PRE)                          5.50        11/01/2015           1,201
    3,120   Statewide Communities Dev. Auth.                      5.00         5/15/2021           3,245
    3,275   Statewide Communities Dev. Auth.                      5.00         5/15/2022           3,383
    3,440   Statewide Communities Dev. Auth.                      5.00         5/15/2023           3,529
    3,610   Statewide Communities Dev. Auth.                      5.00         5/15/2024           3,695
    3,795   Statewide Communities Dev. Auth.                      5.00         5/15/2025           3,866
    1,000   Statewide Communities Dev. Auth. (d)                  5.13         5/15/2031           1,014
   14,715   Tobacco Securitization Auth.                          4.75         6/01/2025          12,663
    3,470   Tuolumne Wind Project Auth.                           5.00         1/01/2022           3,970
   10,000   Upland City                                           6.00         1/01/2026          10,941
    2,000   Washington Township Health Care District              5.75         7/01/2024           2,191
    3,500   Washington Township Health Care District              5.00         7/01/2025           3,639
                                                                                              ----------
                                                                                                 292,121
                                                                                              ----------
            COLORADO (1.9%)
    4,500   Adams County (INS)                                    4.38         9/01/2017           4,712
    5,000   Adams County (INS) (c)                                5.10         1/01/2019           5,012
   30,955   Denver Health and Hospital Auth.                      4.75        12/01/2027          29,410
    1,000   Health Facilities Auth.                               5.25         6/01/2023           1,043
   10,000   Regional Transportation District                      5.00         6/01/2025          10,899
    9,045   State (INS)                                           5.00        11/01/2023           9,620
                                                                                              ----------
                                                                                                  60,696
                                                                                              ----------
            CONNECTICUT (0.4%)
    4,000   Health and Educational Facilities Auth. (INS)         5.00         7/01/2025           3,874

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   4,400   Mashantucket (Western) Pequot Tribe, acquired
              9/18/1997 and 12/20/2001; cost $4,388
              (e),(f),(g)                                         5.70%        9/01/2012      $    1,623
   16,500   Mashantucket (Western) Pequot Tribe, acquired
              9/18/1997 thru 9/11/2009; cost $14,993
              (e),(f),(g)                                         5.75         9/01/2018           6,217
                                                                                              ----------
                                                                                                  11,714
                                                                                              ----------
            DELAWARE (0.2%)
    1,495   Health Facilities Auth. (INS)                         4.80         5/01/2017           1,420
    1,830   Health Facilities Auth. (INS)                         4.90         5/01/2018           1,732
    1,000   Health Facilities Auth. (INS)                         5.00         5/01/2019             937
    1,515   Health Facilities Auth. (INS)                         5.05         5/01/2020           1,399
                                                                                              ----------
                                                                                                   5,488
                                                                                              ----------
            DISTRICT OF COLUMBIA (0.9%)
    7,000   District of Columbia (INS)                            5.00         1/01/2025           7,321
    3,870   District of Columbia                                  5.63        10/01/2025           4,149
    5,000   District of Columbia                                  5.75        10/01/2026           5,357
    7,930   District of Columbia (INS)                            4.75         5/01/2027           6,351
    6,000   District of Columbia                                  5.75        10/01/2027           6,387
                                                                                              ----------
                                                                                                  29,565
                                                                                              ----------
            FLORIDA (7.0%)
    5,165   Brevard County School Board (INS)                     5.00         7/01/2025           5,414
    2,500   Broward County Airport System                         5.00        10/01/2024           2,780
    6,500   Broward County School Board (INS)                     5.00         7/01/2023           6,963
    4,000   Broward County School Board (INS)                     5.00         7/01/2024           4,247
    3,710   Broward County School Board (INS)                     5.00         7/01/2025           3,878
    8,610   Dade County (INS)                                     6.10 (b)    10/01/2012           8,468
    3,270   Flagler County School Board (INS)                     5.00         8/01/2025           3,423
    8,000   Hillsborough County IDA                               5.65         5/15/2018           9,377
    1,725   Hillsborough County IDA                               5.50        10/01/2023           1,777
    4,250   Indian River County School Board (INS)                5.00         7/01/2024           4,461
    5,000   JEA St. Johns River Power Park (INS)                  5.00        10/01/2020           5,550
   10,535   Lee County School Board (INS)                         5.00         8/01/2027          10,956
    6,465   Lee County School Board (INS)                         5.00         8/01/2028           6,691
    7,500   Miami-Dade County                                     3.75        12/01/2018           7,878
    1,670   Miami-Dade County (INS)                               5.00         4/01/2022           1,774
    2,805   Miami-Dade County (INS)                               5.00         4/01/2023           2,963
    8,375   Miami-Dade County (INS)                               4.75        11/01/2023           8,781
    2,345   Miami-Dade County, 5.00%, 10/01/2013 (INS)            4.54 (a)    10/01/2024           2,202
    9,830   Miami-Dade County (INS)                               4.75        11/01/2024          10,199
    3,670   Miami-Dade County, 5.00%, 10/01/2013 (INS)            4.57 (a)    10/01/2025           3,420
    2,500   Miami-Dade County (INS)                               5.00        10/01/2026           2,625
    6,440   Miami-Dade County                                     5.00        10/01/2026           6,904
    7,000   Miami-Dade County                                     5.00        10/01/2027           7,451
   10,000   Miami-Dade County School Board (INS)                  5.00         2/01/2024          11,123
   12,000   Miami-Dade County School Board (INS)                  5.25         5/01/2025          13,201
   12,000   Orange County Health Facility Auth.                   5.25        10/01/2022          13,074
    5,000   Orange County Health Facility Auth.                   5.38        10/01/2023           5,399
    7,450   Palm Beach County Health Facilities Auth. (INS)       5.00        12/01/2021           6,899
    1,500   Palm Beach County School Board (INS)                  5.25         8/01/2018           1,533
      650   Palm Beach County School Board (INS)                  5.00         8/01/2022             703
    2,045   Pinellas County Educational Facilities Auth.          5.38        10/01/2026           2,126
    2,615   Pinellas County Educational Facilities Auth.          6.50        10/01/2031           2,874
    8,970   Sunshine State Governmental Financing
              Commission                                          5.00         9/01/2019          10,122
    5,525   Sunshine State Governmental Financing
              Commission                                          5.00         9/01/2020           6,226
    1,055   Sunshine State Governmental Financing
              Commission (INS)                                    5.00         9/01/2021           1,187

================================================================================

5  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   4,585   Volusia County School Board (INS)                     5.00%        8/01/2022      $    4,891
    4,920   Volusia County School Board (INS)                     5.00         8/01/2023           5,223
    5,165   Volusia County School Board (INS)                     5.00         8/01/2024           5,442
                                                                                              ----------
                                                                                                 218,205
                                                                                              ----------
            GEORGIA (0.6%)
   10,000   Burke County Dev. Auth.                               7.00         1/01/2023          11,937
    4,000   Glynn-Brunswick Memorial Hospital Auth.               5.25         8/01/2023           4,265
    2,620   Savannah Hospital Auth. (INS)                         5.00         7/01/2018           2,626
                                                                                              ----------
                                                                                                  18,828
                                                                                              ----------
            HAWAII (0.0%)
    1,285   Housing Finance and Dev. Corp.                        5.45         7/01/2017           1,285
                                                                                              ----------
            IDAHO (0.0%)
    1,000   Univ. of Idaho (INS)                                  4.75         4/01/2022           1,024
                                                                                              ----------
            ILLINOIS (7.1%)
    1,000   Bedford Park Village                                  4.60        12/01/2017           1,057
    3,240   Bedford Park Village                                  4.80        12/01/2020           3,366
    3,085   Bedford Park Village                                  4.90        12/01/2023           3,153
    5,605   Channahon                                             6.88         1/01/2020           5,607
    4,504   Chicago                                               6.63        12/01/2022           4,646
   30,000   Chicago (INS)                                         4.45 (b)     1/01/2023          18,634
    4,925   Chicago Board of Education (INS)                      4.82 (b)    12/01/2013           4,783
      995   Chicago-O'Hare International Airport (INS)            5.50         1/01/2014             999
    7,000   Chicago-O'Hare International Airport (INS)            5.00         1/01/2021           7,686
   10,000   Chicago-O'Hare International Airport (INS)            5.00         1/01/2022          10,877
    9,000   Chicago-O'Hare International Airport                  5.25         1/01/2024          10,135
    2,370   Finance Auth.                                         5.50         5/01/2017           2,565
    2,000   Finance Auth.                                         5.00         8/15/2017           1,880
    4,340   Finance Auth.                                         5.75         5/01/2018           4,788
   14,360   Finance Auth.                                         5.00         2/15/2019          15,715
    2,080   Finance Auth.                                         5.00         2/15/2020           2,276
    1,710   Finance Auth.                                         5.00         2/15/2022           1,822
      750   Finance Auth.                                         5.25         4/01/2022             764
    2,000   Finance Auth.                                         5.00         4/01/2023           1,769
    3,400   Finance Auth. (INS)                                   5.00        11/01/2023           3,640
   14,935   Finance Auth. (INS)                                   5.00        11/15/2023          15,087
    7,140   Finance Auth.                                         5.13         2/15/2025           7,401
    4,165   Finance Auth.                                         5.00         4/01/2025           3,562
    7,665   Finance Auth.                                         5.38         8/15/2026           7,968
    8,000   Finance Auth.                                         4.50        11/15/2026           7,571
    1,750   Finance Auth.                                         5.40         4/01/2027           1,767
    1,000   Health Facilities Auth.                               5.25         9/01/2013           1,002
    2,000   Health Facilities Auth.                               5.25         9/01/2014           2,004
    2,500   Health Facilities Auth.                               5.25         9/01/2018           2,504
    3,000   Health Facilities Auth. (INS)                         5.00         2/15/2020           3,008
      590   Housing Dev. Auth.                                    4.55         7/01/2021             600
      365   Housing Dev. Auth.                                    4.60         7/01/2023             367
    3,495   Lake County Community Unit School District
              (INS) (ETM)                                         5.13 (b)    12/01/2016           3,294
    4,555   Lake County Community Unit School District (INS)      5.13 (b)    12/01/2016           3,916
    2,500   Metropolitan Pier and Exposition Auth., 5.20%,
              6/15/2012 (INS)                                     5.20 (a)     6/15/2017           2,752
    2,500   Metropolitan Pier and Exposition Auth., 5.30%,
              6/15/2012 (INS)                                     5.30 (a)     6/15/2018           2,760
    4,000   Metropolitan Pier and Exposition Auth., 5.40%,
              6/15/2012 (INS)                                     5.40 (a)     6/15/2019           4,388
    5,000   Metropolitan Pier and Exposition Auth. (INS)          5.70 (b)     6/15/2026           2,499
    2,000   Northeastern Illinois Univ.                           4.75        10/01/2025           2,089

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   7,095   Railsplitter Tobacco Settlement Auth.                 5.00%        6/01/2018      $    7,863
   10,000   Railsplitter Tobacco Settlement Auth.                 5.50         6/01/2023          11,089
    5,000   State (INS)                                           5.00         1/01/2021           5,584
    3,138   Volo Village, Lake County                             5.00         3/01/2016           3,003
   14,070   Will County Forest Preserve District (INS)            5.40 (b)    12/01/2017          12,285
                                                                                              ----------
                                                                                                 220,525
                                                                                              ----------
            INDIANA (1.8%)
   20,000   Finance Auth. (INS) (c)                               4.55        12/01/2024          20,503
    1,900   Finance Auth.                                         5.00        10/01/2027           2,023
    4,000   Health and Educational Facility Financing Auth.       5.00         2/15/2021           4,265
    8,375   Health and Educational Facility Financing Auth.       5.00         2/15/2022           8,863
    3,000   Jasper County (INS)                                   5.85         4/01/2019           3,534
    4,950   Municipal Power Agency (INS)                          5.25         1/01/2017           5,140
    2,100   Municipal Power Agency (INS)                          5.25         1/01/2018           2,179
    6,000   Rockport (INS)                                        4.63         6/01/2025           6,054
      560   St. Joseph County                                     5.45         2/15/2017             560
    6,686   St. Joseph County (g)                                 5.75         2/15/2019           1,145
    1,500   Vanderburgh County Redevelopment District             5.00         2/01/2026           1,535
                                                                                              ----------
                                                                                                  55,801
                                                                                              ----------
            IOWA (0.9%)
    9,190   Finance Auth. (INS)                                   5.00         7/01/2014           9,982
    1,325   Finance Auth. (INS)                                   5.00        12/01/2021           1,353
    1,390   Finance Auth. (INS)                                   5.00        12/01/2022           1,404
    1,460   Finance Auth. (INS)                                   5.00        12/01/2023           1,464
    1,535   Finance Auth. (INS)                                   5.00        12/01/2024           1,512
    1,610   Finance Auth. (INS)                                   5.00        12/01/2025           1,555
    1,690   Finance Auth. (INS)                                   5.00        12/01/2026           1,609
    2,475   Waterloo Community School District                    5.00         7/01/2024           2,698
    2,775   Waterloo Community School District                    5.00         7/01/2025           2,975
    4,510   Waterloo Community School District                    5.00         7/01/2027           4,765
                                                                                              ----------
                                                                                                  29,317
                                                                                              ----------
            KANSAS (0.6%)
   11,090   Wyandotte County                                      5.00        12/01/2020          11,632
    8,800   Wyandotte County                                      6.07 (b)     6/01/2021           5,601
                                                                                              ----------
                                                                                                  17,233
                                                                                              ----------
            KENTUCKY (0.4%)
    7,500   Economic Dev. Finance Auth. (INS)                     5.75        12/01/2028           8,159
    3,725   Pikeville City Hospital Improvement                   5.75         3/01/2026           4,006
                                                                                              ----------
                                                                                                  12,165
                                                                                              ----------
            LOUISIANA (2.6%)
    2,750   Jefferson Parish Hospital District No. 1 (INS)        5.50         1/01/2026           2,901
    3,000   Jefferson Parish Hospital District No. 1 (INS)        5.38         1/01/2031           3,151
    2,150   Local Government Environmental Facilities and
              Community Dev. Auth. (INS)                          5.25        12/01/2015           2,223
    2,260   Local Government Environmental Facilities and
              Community Dev. Auth. (INS)                          5.25        12/01/2016           2,336
    2,355   Local Government Environmental Facilities and
              Community Dev. Auth. (INS)                          5.25        12/01/2017           2,429
    3,750   Local Government Environmental Facilities and
              Community Dev. Auth.                                6.50         8/01/2029           4,024
    7,000   New Orleans (INS)                                     5.13         9/01/2021           7,158
    2,000   Office Facilities Corp. (INS)                         5.25        11/01/2018           2,148
   20,000   Public Facilities Auth.                               5.00         9/01/2028          20,658
    4,450   St. Martin Parish                                     4.35        10/01/2012           4,545
    2,440   Terrebonne Parish Hospital Service District No. 1     5.00         4/01/2022           2,675

================================================================================

7  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   2,570   Terrebonne Parish Hospital Service District No. 1     5.00%        4/01/2023      $    2,785
    2,000   Terrebonne Parish Hospital Service District No. 1     4.65         4/01/2024           2,081
    4,250   Terrebonne Parish Hospital Service District No. 1     5.00         4/01/2028           4,405
    9,000   Transportation Auth. (INS)                            4.38        12/01/2023           9,009
    9,000   Transportation Auth. (INS)                            4.38        12/01/2024           9,007
                                                                                              ----------
                                                                                                  81,535
                                                                                              ----------
            MAINE (0.4%)
   11,500   Health and Higher Educational Facilities Auth.        6.00         7/01/2026          11,818
    1,500   Jay                                                   4.85         5/01/2019           1,521
                                                                                              ----------
                                                                                                  13,339
                                                                                              ----------
            MARYLAND (0.3%)
    1,810   Community Dev. Administration                         5.88         7/01/2016           1,814
    2,500   EDC                                                   6.20         9/01/2022           3,021
    5,000   Health and Higher Educational Facilities Auth.        6.00         1/01/2028           5,250
                                                                                              ----------
                                                                                                  10,085
                                                                                              ----------
            MASSACHUSETTS (1.2%)
    4,500   Commonwealth (INS) (PRE)                              5.50         3/01/2018           4,539
    3,110   Health and Educational Facilities Auth.               5.00         7/01/2019           3,379
    9,000   Health and Educational Facilities Auth.               6.00         7/01/2024           9,954
    4,000   Health and Educational Facilities Auth.               5.00         7/15/2027           3,807
    5,545   Massachusetts Bay Transportation Auth.                4.60 (b)     7/01/2022           3,731
    5,000   Massachusetts Bay Transportation Auth.                4.70 (b)     7/01/2024           2,975
    1,600   Massachusetts Bay Transportation Auth.                4.73 (b)     7/01/2025             899
    4,500   Massachusetts Dev. Finance Agency                     6.25         1/01/2027           4,851
    2,000   Massachusetts Dev. Finance Agency                     5.00         7/01/2030           2,028
      110   Water Pollution Abatement Trust                       4.75         8/01/2025             118
                                                                                              ----------
                                                                                                  36,281
                                                                                              ----------
            MICHIGAN (2.4%)
   18,000   Building Auth. (INS)                                  4.81 (b)    10/15/2022          11,009
    3,575   Detroit Downtown Dev. Auth. (INS)                     5.00         7/01/2018           3,463
   25,000   Dickinson County EDC                                  4.80        11/01/2018          25,830
   10,000   Grand Traverse County Hospital Finance Auth.          5.00         7/01/2029          10,255
    2,675   Hospital Finance Auth.                                5.00        11/15/2019           2,883
    3,400   Hospital Finance Auth.                                5.00        11/15/2022           3,577
   12,000   Kent Hospital Finance Auth.                           5.00        11/15/2029          12,537
    3,000   State Trunk Line Fund                                 5.00        11/01/2019           3,698
    2,000   State Trunk Line Fund                                 5.00        11/01/2020           2,429
                                                                                              ----------
                                                                                                  75,681
                                                                                              ----------
            MINNESOTA (2.2%)
    1,080   Chippewa County                                       5.38         3/01/2022           1,089
    5,120   Chippewa County                                       5.50         3/01/2027           5,129
   18,015   Cohasset (c)                                          4.95         7/01/2022          18,743
    2,500   Higher Education Facilities Auth.                     4.50        10/01/2027           2,582
    3,000   Municipal Power Agency                                4.38        10/01/2025           3,101
    3,735   St. Paul Housing and Redevelopment Auth.              5.70        11/01/2015           3,738
    1,500   St. Paul Housing and Redevelopment Auth.              5.85        11/01/2017           1,501
    7,680   St. Paul Housing and Redevelopment Auth.              5.15        11/15/2020           7,704
    3,500   St. Paul Housing and Redevelopment Auth.              5.25         5/15/2026           3,605
   15,000   Tobacco Securitization Auth.                          5.25         3/01/2026          15,941
    5,260   Washington County Hospital and
              Redevelopment Auth.                                 5.38        11/15/2018           5,260
                                                                                              ----------
                                                                                                  68,393
                                                                                              ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            MISSISSIPPI (0.1%)
$   1,650   Hospital Equipment and Facilities Auth.               5.00%       12/01/2016      $    1,782
    1,000   Hospital Equipment and Facilities Auth.               5.25        12/01/2021           1,048
    1,130   Lincoln County (INS)                                  5.50         4/01/2018           1,131
                                                                                              ----------
                                                                                                   3,961
                                                                                              ----------
            MISSOURI (1.0%)
   17,545   Cape Girardeau County Health Care Facilities IDA      5.00         6/01/2027          17,581
    1,000   Cass County                                           5.00         5/01/2022           1,005
    3,315   Cass County                                           5.38         5/01/2022           3,385
    2,000   Cass County                                           5.50         5/01/2027           1,994
    2,000   Dev. Finance Board                                    4.75         6/01/2025           2,054
    1,480   Fenton City                                           4.50         4/01/2021           1,522
    1,760   Riverside IDA (INS)                                   5.00         5/01/2020           1,862
    1,330   St. Joseph IDA                                        5.00         4/01/2027           1,394
                                                                                              ----------
                                                                                                  30,797
                                                                                              ----------
            MONTANA (0.2%)
    6,500   Forsyth (INS)                                         4.65         8/01/2023           6,931
                                                                                              ----------
            NEBRASKA (0.0%)
      560   Scotts Bluff County Hospital Auth.                    5.13        11/15/2019             561
                                                                                              ----------
            NEVADA (0.7%)
    2,865   Clark County                                          5.00         5/15/2020           3,096
   18,000   Humboldt County                                       5.15        12/01/2024          19,804
                                                                                              ----------
                                                                                                  22,900
                                                                                              ----------
            NEW HAMPSHIRE (0.2%)
    5,000   Business Finance Auth.                                5.85        12/01/2022           5,032
                                                                                              ----------
            NEW JERSEY (3.0%)
    1,525   EDA                                                   5.75        12/01/2016           1,525
   10,000   EDA                                                   5.25         9/01/2019          11,978
    5,000   EDA (INS)                                             5.00         7/01/2022           5,292
    3,500   EDA                                                   4.45         6/01/2023           3,847
    8,830   EDA                                                   5.25         9/01/2023           9,723
   13,500   EDA                                                   5.50         6/15/2024          13,589
   10,000   New Jersey EDA                                        5.25         9/01/2022          11,816
    2,000   New Jersey Transportation Trust Fund Auth.            5.25        12/15/2017           2,273
    5,000   New Jersey Transportation Trust Fund Auth. (INS)      5.25        12/15/2022           6,039
   20,000   State Turnpike Auth.                                  5.00         1/01/2021          23,271
    5,000   Tobacco Settlement Financing Corp.                    5.00         6/01/2017           5,251
                                                                                              ----------
                                                                                                  94,604
                                                                                              ----------
            NEW MEXICO (1.1%)
   20,000   Farmington Pollution Control                          4.70         5/01/2024          21,327
    4,890   Jicarilla Apache Nation (e)                           5.00         9/01/2018           5,167
    3,250   Jicarilla Apache Nation (e)                           5.50         9/01/2023           3,405
    4,000   Sandoval County                                       4.38         6/01/2020           4,286
                                                                                              ----------
                                                                                                  34,185
                                                                                              ----------
            NEW YORK (8.7%)
    2,500   Albany IDA                                            5.75        11/15/2022           2,693
    2,900   Dormitory Auth.                                       5.75         7/01/2013           3,023
    1,500   Dormitory Auth.                                       5.25         7/01/2015           1,654

================================================================================

9  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   4,000   Dormitory Auth.                                       5.20%        2/15/2016      $    4,012
    3,655   Dormitory Auth. (LOC - Allied Irish Banks plc)        4.40         7/01/2016           3,714
    2,005   Dormitory Auth.                                       5.25         7/01/2016           2,200
    4,760   Dormitory Auth.                                       5.30         2/15/2017           4,774
    2,000   Dormitory Auth.                                       5.25         7/01/2017           2,186
   12,560   Dormitory Auth. (ETM)                                 5.30         2/15/2019          14,869
    5,000   Dormitory Auth.                                       5.00         7/01/2020           5,404
    2,565   Dormitory Auth. (PRE)                                 5.05         2/01/2022           2,704
   24,935   Dormitory Auth.                                       5.00         7/01/2022          26,721
    2,500   Dutchess County IDA                                   4.50         8/01/2026           2,540
      475   East Rochester Housing Auth. (NBGA)                   4.05         2/15/2012             476
    2,000   East Rochester Housing Auth. (NBGA)                   4.63         2/15/2017           2,058
   17,075   Long Island Power Auth.                               5.00         4/01/2023          19,456
   10,000   Metropolitan Transportation Auth.                     6.25        11/15/2023          12,097
    2,500   Metropolitan Transportation Auth. (INS)               5.00        11/15/2024           2,792
   16,565   Metropolitan Transportation Auth.                     5.00        11/15/2024          17,889
    6,800   Metropolitan Transportation Auth.                     5.00        11/15/2024           7,445
    5,000   Monroe County IDC (NBGA)                              5.75         8/15/2030           5,913
    2,050   New York City (PRE)                                   5.63         8/01/2015           2,115
    2,405   New York City                                         5.63         8/01/2015           2,474
      905   New York City (PRE)                                   5.75         8/01/2016             934
    5,960   New York City                                         5.75         8/01/2016           6,136
    1,875   New York City (PRE)                                   5.25        10/15/2019           2,040
    5,000   New York City                                         5.13        11/15/2022           5,888
    4,330   New York City                                         5.13        12/01/2022           4,981
    6,000   New York City                                         5.13        12/01/2023           6,984
   10,000   New York City                                         5.00         4/01/2024          11,306
    5,240   New York City                                         5.00         8/01/2024           5,967
    5,000   New York City                                         5.25        11/15/2024           5,796
    5,000   New York City                                         5.00         2/01/2025           5,592
    2,135   New York City Municipal Water Finance Auth. (PRE)     5.38         6/15/2017           2,186
    7,865   New York City Municipal Water Finance Auth.           5.38         6/15/2017           8,043
    3,500   New York City Transitional Finance Auth.              5.00         1/15/2022           4,108
   25,000   New York City Transitional Finance Auth.              5.00         5/01/2026          28,878
    1,500   Suffolk County EDC                                    5.00         7/01/2028           1,563
      775   Suffolk County IDA                                    5.00        11/01/2013             811
    1,880   Suffolk County IDA                                    5.00        11/01/2014           1,991
    1,000   Suffolk County IDA                                    5.00        11/01/2015           1,069
    3,180   Suffolk County IDA (INS)                              4.75         6/01/2026           2,587
    7,340   Tobacco Settlement Financing Corp. (PRE)              5.50         6/01/2018           7,502
    3,660   Tobacco Settlement Financing Corp.                    5.50         6/01/2018           3,724
    2,600   Yonkers (INS)                                         5.00        10/01/2023           2,868
                                                                                              ----------
                                                                                                 270,163
                                                                                              ----------
            NORTH CAROLINA (1.6%)
    6,000   Eastern Municipal Power Agency                        5.50         1/01/2012           6,001
    4,885   Eastern Municipal Power Agency                        5.50         1/01/2015           5,101
    1,830   Eastern Municipal Power Agency                        5.50         1/01/2016           1,910
    1,000   Eastern Municipal Power Agency                        5.50         1/01/2017           1,043
    3,000   Eastern Municipal Power Agency                        5.00         1/01/2024           3,304
    5,000   Eastern Municipal Power Agency                        5.00         1/01/2026           5,425
    4,805   Medical Care Commission                               6.38         7/01/2026           5,245
    5,500   Medical Care Commission                               5.00         7/01/2027           5,536
    3,400   Municipal Power Agency No. 1                          5.50         1/01/2013           3,565
    2,000   Municipal Power Agency No. 1                          5.25         1/01/2020           2,360
    3,600   Turnpike Auth. (INS)                                  5.00         1/01/2022           4,119
    3,330   Turnpike Auth. (INS)                                  5.13         1/01/2024           3,757
    4,000   Wake County Industrial Facilities and Pollution
              Control Financing Auth.                             5.38         2/01/2017           4,055
                                                                                              ----------
                                                                                                  51,421
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments | 10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            NORTH DAKOTA (0.1%)
$   1,000   Grand Forks (INS)                                     5.00%       12/15/2022      $    1,117
    2,055   Williams County                                       5.00        11/01/2021           2,106
                                                                                              ----------
                                                                                                   3,223
                                                                                              ----------
            OHIO (1.8%)
    9,000   Air Quality Dev. Auth.                                5.70         8/01/2020          10,019
    3,000   American Municipal Power, Inc.                        5.00         2/15/2021           3,464
    2,760   American Municipal Power, Inc.                        5.00         2/15/2022           3,142
   12,165   Buckeye Tobacco Settlement Financing Auth.            5.13         6/01/2024           9,280
    2,400   Fairview Park (INS)                                   4.13        12/01/2020           2,563
    2,650   Franklin County                                       5.50         7/01/2017           2,654
   10,000   Hamilton (INS)                                        4.65        10/15/2022          10,797
    9,000   Hancock County Hospital Facilities                    6.50        12/01/2030          10,123
    1,750   Miami County                                          5.25         5/15/2021           1,864
    2,000   Miami County                                          5.25         5/15/2026           2,054
                                                                                              ----------
                                                                                                  55,960
                                                                                              ----------
            OKLAHOMA (1.3%)
    5,360   Cherokee Nation (INS) (e)                             4.60        12/01/2021           5,595
    8,060   Chickasaw Nation (e)                                  5.38        12/01/2017           8,715
    5,000   Chickasaw Nation (e)                                  6.00        12/01/2025           5,605
    3,895   Comanche County Hospital Auth. (INS)                  5.25         7/01/2022           4,003
    3,000   Comanche County Hospital Auth. (INS)                  5.25         7/01/2023           3,036
    1,400   Norman Regional Hospital Auth.                        5.50         9/01/2024           1,383
   13,100   Norman Regional Hospital Auth.                        5.00         9/01/2027          11,954
                                                                                              ----------
                                                                                                  40,291
                                                                                              ----------
            OREGON (0.1%)
    1,000   Washington, Yamhill and Multnomah Counties
              Hillsboro School District No. 1J (INS)              4.58 (b)     6/15/2025             557
    5,900   Washington, Yamhill and Multnomah Counties
              Hillsboro School District No. 1J (INS)              4.59 (b)     6/15/2026           3,114
                                                                                              ----------
                                                                                                   3,671
                                                                                              ----------
            PENNSYLVANIA (0.9%)
    1,410   Allegheny County Higher Education Building Auth.      5.13         3/01/2025           1,567
    1,000   Allegheny County IDA                                  5.00         9/01/2021           1,007
    1,220   Allegheny County IDA                                  5.10         9/01/2026           1,170
    1,000   Delaware County Auth.                                 5.00        10/01/2025           1,047
   13,000   Economic Development Financing Auth.                  4.00        10/01/2023          13,350
    7,370   Housing Finance Agency                                5.00        10/01/2025           7,842
    1,615   Lancaster County Hospital Auth.                       5.00        11/01/2026           1,659
                                                                                              ----------
                                                                                                  27,642
                                                                                              ----------
            PUERTO RICO (0.6%)
   14,000   Government Dev. Bank                                  4.75        12/01/2015          14,418
    5,000   Sales Tax Financing Corp.                             5.25 (b)     8/01/2023           2,843
    2,000   Sales Tax Financing Corp.                             5.45 (b)     8/01/2024           1,055
                                                                                              ----------
                                                                                                  18,316
                                                                                              ----------
            RHODE ISLAND (0.4%)
      340   Health and Educational Building Corp. (INS)           5.50         5/15/2012             341
      765   Health and Educational Building Corp. (INS)           5.50         5/15/2016             767
    5,500   Health and Educational Building Corp. (INS)           5.00         5/15/2026           5,783
    5,915   Housing and Mortgage Finance Corp.                    4.65        10/01/2026           6,025
                                                                                              ----------
                                                                                                  12,916
                                                                                              ----------

================================================================================

11 | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            SOUTH CAROLINA (1.8%)
$   4,250   Georgetown County                                     5.95%        3/15/2014      $    4,579
    5,000   Georgetown County                                     5.70         4/01/2014           5,393
    5,000   Lexington County Health Services District, Inc.       5.00        11/01/2024           5,399
    7,335   Lexington County Health Services District, Inc.       5.00        11/01/2026           7,770
    7,200   Piedmont Municipal Power Agency (INS)                 5.00         1/01/2028           7,893
    2,700   Piedmont Municipal Power Agency (INS)                 5.00         1/01/2028           2,960
    5,870   SCAGO Educational Facilities Corp. (INS)              4.75        12/01/2026           5,923
    6,325   SCAGO Educational Facilities Corp. (INS)              4.75        12/01/2026           6,258
   10,405   Tobacco Settlement Revenue Management Auth.           5.00         6/01/2018          10,417
                                                                                              ----------
                                                                                                  56,592
                                                                                              ----------
            SOUTH DAKOTA (0.3%)
    1,700   Health and Educational Facilities Auth.               5.00        11/01/2024           1,851
    6,025   Housing Dev. Auth. (INS)                              5.15        11/01/2020           6,116
                                                                                              ----------
                                                                                                   7,967
                                                                                              ----------
            TENNESSEE (1.0%)
    7,000   Jackson                                               5.25         4/01/2023           7,604
    2,125   Johnson City Health and Educational Facilities
              Board                                               5.25         7/01/2026           2,160
    1,000   Nashville and Davidson County Health and
              Educational Facilities Board (INS)                  5.10         8/01/2019             964
      745   Shelby County Health, Educational and Housing
              Facility Board (PRE)                                6.00         9/01/2016             774
    1,255   Shelby County Health, Educational and Housing
              Facility Board (PRE)                                6.00         9/01/2016           1,303
      935   Shelby County Health, Educational and Housing
              Facility Board (PRE)                                6.25         9/01/2018             972
    1,565   Shelby County Health, Educational and Housing
              Facility Board (PRE)                                6.25         9/01/2018           1,628
   14,750   Sullivan County Health, Educational and
              Housing Facilities Board                            5.25         9/01/2026          14,947
                                                                                              ----------
                                                                                                  30,352
                                                                                              ----------
            TEXAS (13.3%)
    1,050   Alamo Community College District (INS)                5.00        11/01/2020           1,054
    2,300   Austin (INS)                                          5.00        11/15/2024           2,458
    5,610   Austin Utility Systems (INS)                          5.15 (b)     5/15/2017           5,008
    1,855   Bastrop ISD (NBGA)                                    5.55 (b)     2/15/2014           1,821
    3,030   Bastrop ISD (NBGA)                                    5.55 (b)     2/15/2015           2,932
    3,055   Bastrop ISD (NBGA)                                    5.60 (b)     2/15/2016           2,889
    3,155   Bastrop ISD (NBGA)                                    5.60 (b)     2/15/2017           2,896
    4,540   Bexar County Health Facilities Dev. Corp.             5.00         7/01/2027           4,518
   32,925   Brazos River Auth.                                    5.38         4/01/2019          32,970
    5,365   Cass County IDC                                       5.35         4/01/2012           5,418
    2,680   Central Regional Mobility Auth., 4.55%,
              1/01/2014 (INS)                                     4.55 (a)     1/01/2020           2,434
    3,445   Central Regional Mobility Auth., 4.60%,
              1/01/2014 (INS)                                     4.60 (a)     1/01/2021           3,095
      885   Central Regional Mobility Auth.                       5.90 (b)     1/01/2022             533
    7,000   Central Regional Mobility Auth.                       6.25 (b)     1/01/2024           3,656
    2,500   Central Regional Mobility Auth.                       5.75         1/01/2025           2,630
    2,535   Central Regional Mobility Auth.                       6.50 (b)     1/01/2026           1,107
    2,600   Conroe ISD (NBGA)                                     5.00         2/15/2023           2,876
    3,100   Conroe ISD (NBGA)                                     5.00         2/15/2024           3,429
   13,745   Denton ISD (NBGA)                                     5.03 (b)     8/15/2023           8,448
   16,500   Denton ISD (NBGA)                                     5.06 (b)     8/15/2024           9,478
    3,715   Ennis ISD (NBGA)                                      4.58 (b)     8/15/2025           2,078
    3,720   Ennis ISD (NBGA)                                      4.60 (b)     8/15/2026           1,972

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$  40,000   Harris County IDC                                     5.00%        2/01/2023      $   43,102
    1,895   Hidalgo County Health Services Corp.                  4.75         8/15/2017           1,946
      350   Hidalgo County Health Services Corp.                  5.00         8/15/2019             358
    3,805   Hidalgo County Health Services Corp.                  5.00         8/15/2022           3,925
    1,785   Hidalgo County Health Services Corp.                  5.00         8/15/2026           1,771
    4,000   Houston Airport System                                5.00         7/01/2024           4,461
    7,000   Houston Airport System                                5.00         7/01/2025           7,706
    3,635   Houston ISD Public Facility Corp. (INS)               5.35 (b)     9/15/2015           3,428
    4,955   Houston ISD Public Facility Corp. (INS)               5.35 (b)     9/15/2015           4,672
    6,955   Houston ISD Public Facility Corp. (INS)               5.38 (b)     9/15/2016           6,325
    2,635   Houston ISD Public Facility Corp. (INS)               5.38 (b)     9/15/2016           2,396
    3,885   Houston ISD Public Facility Corp. (INS)               5.40 (b)     9/15/2017           3,404
    2,485   Houston Public Improvement (INS) (PRE)                5.00         3/01/2019           2,619
      515   Houston Public Improvement (INS) (PRE)                5.00         3/01/2019             543
    2,200   Judson ISD (INS)                                      5.00         2/01/2023           2,358
    1,500   Judson ISD (INS)                                      5.00         2/01/2024           1,608
    1,595   La Porte ISD (INS)                                    5.00         2/15/2022           1,727
    3,535   La Porte ISD (INS)                                    5.00         2/15/2024           3,783
    3,145   Lewisville (INS)                                      5.38         9/01/2015           3,178
    4,555   Lower Colorado River Auth. (INS)                      4.38         5/15/2025           4,717
    2,000   Lower Colorado River Auth. (INS)                      4.38         5/15/2026           2,053
    2,080   Marlin ISD Public Facility Corp., acquired
              7/22/1998; cost $2,114 (f)                          5.85         2/15/2018           2,094
    3,425   Mesquite Health Facilities Dev. Corp.                 5.50         2/15/2025           3,431
    2,040   Midlothian Dev. Auth. (INS)                           5.00        11/15/2018           2,084
    2,235   Midlothian Dev. Auth. (INS)                           5.00        11/15/2021           2,221
    8,440   Midlothian Dev. Auth.                                 6.00        11/15/2024           8,523
    1,695   Midlothian Dev. Auth. (INS)                           5.00        11/15/2026           1,590
    2,540   Midlothian Dev. Auth.                                 5.13        11/15/2026           2,355
    2,500   North Texas Tollway Auth.                             6.00         1/01/2023           2,892
   15,000   North Texas Tollway Auth.                             6.00         1/01/2025          17,346
    1,220   Nueces River Auth. (INS)                              5.00         7/15/2023           1,352
    1,530   Nueces River Auth. (INS)                              5.00         7/15/2024           1,696
    2,965   Plano ISD (NBGA)                                      4.50         2/15/2023           3,210
    2,000   Red River Education Finance Corp.                     4.38         3/15/2025           2,100
    3,000   Red River Education Finance Corp.                     4.38         3/15/2026           3,124
    8,395   Rockwall ISD (NBGA)                                   5.14 (b)     2/15/2022           5,618
    9,205   Sabine River Auth. (INS)                              4.95         3/01/2018          10,210
    2,000   San Leanna Education Facilities Corp.                 5.00         6/01/2018           2,221
    1,965   San Leanna Education Facilities Corp.                 5.13         6/01/2023           2,094
    1,000   San Leanna Education Facilities Corp.                 5.13         6/01/2024           1,055
    1,545   San Leanna Education Facilities Corp.                 5.13         6/01/2025           1,609
    5,200   Schertz-Cibolo-Universal City ISD (NBGA)              4.86 (b)     2/01/2023           3,206
    3,320   State                                                 5.00         8/01/2016           3,667
    3,750   Tarrant County Cultural Education Facilities
              Finance Corp.                                       5.25        11/15/2022           3,958
    1,100   Tarrant County Cultural Education Facilities
              Finance Corp.                                       6.00        11/15/2026           1,111
    8,300   Tarrant County Cultural Education Facilities
              Finance Corp.                                       5.13         5/15/2027           8,008
    8,000   Tarrant Regional Water District (INS)                 5.25         3/01/2017           8,429
    2,000   Tarrant Regional Water District (INS)                 5.25         3/01/2019           2,099
    2,000   Tarrant Regional Water District (INS)                 5.25         3/01/2020           2,094
    5,000   Tarrant Regional Water District (INS)                 4.38         3/01/2021           5,474
    7,000   Transportation Commission                             4.38         4/01/2025           7,424
   13,000   Transportation Commission                             4.50         4/01/2026          13,964
   10,000   Tyler Health Facilities Dev. Corp                     5.50         7/01/2027          10,455
    2,125   Tyler Health Facilities Dev. Corp.                    5.25         7/01/2012           2,159
    1,500   Tyler Health Facilities Dev. Corp.                    5.25         7/01/2013           1,561
    7,170   Tyler Health Facilities Dev. Corp.                    5.25        11/01/2019           7,529
    7,945   Tyler Health Facilities Dev. Corp.                    5.25        11/01/2021           8,161
    3,360   Tyler Health Facilities Dev. Corp.                    5.25        11/01/2022           3,422
    3,800   Tyler Health Facilities Dev. Corp.                    5.25        11/01/2023           3,842
    8,745   Tyler Health Facilities Dev. Corp.                    5.25         7/01/2026           8,918
   10,000   Univ. of Texas Board of Regents                       4.25         8/15/2025          10,689

================================================================================

13  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   1,795   Weatherford ISD (NBGA)                                4.73% (b)    2/15/2023      $    1,129
    1,795   Weatherford ISD (NBGA)                                4.77 (b)     2/15/2024           1,066
    5,970   Williamson County (INS)                               5.13         2/15/2022           6,925
    1,385   Wylie ISD (NBGA)                                      5.00 (b)     8/15/2014           1,351
    1,690   Wylie ISD (NBGA)                                      5.10 (b)     8/15/2015           1,622
                                                                                              ----------
                                                                                                 414,868
                                                                                              ----------
            UTAH (0.7%)
    2,265   Intermountain Power Agency (INS) (ETM)                5.00         7/01/2012           2,274
   18,643   Jordanelle Special Service District (e)              12.00         8/01/2030          19,250
                                                                                              ----------
                                                                                                  21,524
                                                                                              ----------
            VERMONT (0.3%)
    9,000   Vermont EDA                                           5.00        12/15/2020           9,721
                                                                                              ----------
            VIRGINIA (1.7%)
    1,750   Albemarle County IDA                                  5.00         1/01/2024           1,761
    2,290   College Building Auth.                                5.00         6/01/2021           2,372
   11,280   College Building Auth.                                5.00         6/01/2026          11,377
   15,316   Farms of New Kent Community Dev. Auth. (h)            5.13         3/01/2036           8,800
    3,733   Peninsula Town Center Community Dev. Auth.            5.80         9/01/2017           3,860
    6,717   Peninsula Town Center Community Dev. Auth.            6.25         9/01/2024           6,653
    5,331   Peninsula Town Center Community Dev. Auth.            6.35         9/01/2028           5,155
   10,000   Roanoke EDA                                           5.00         7/01/2025          10,745
    1,000   Small Business Financing Auth.                        5.13         9/01/2022           1,050
                                                                                              ----------
                                                                                                  51,773
                                                                                              ----------
            WASHINGTON (0.4%)
    1,800   Health Care Facilities Auth. (INS)                    5.00        12/01/2023           1,824
    2,000   Health Care Facilities Auth. (INS)                    5.00        12/01/2024           2,004
    2,310   Health Care Facilities Auth. (INS)                    5.00        12/01/2025           2,280
    1,130   Higher Education Facilities Auth.                     5.20        10/01/2017           1,133
    5,000   King County Housing Auth. (INS)                       5.20         7/01/2018           5,001
                                                                                              ----------
                                                                                                  12,242
                                                                                              ----------

            WISCONSIN (0.9%)
    5,000   Health and Educational Facilities Auth. (INS)         5.13         8/15/2020           5,007
    8,300   Health and Educational Facilities Auth.               5.13         2/15/2026           8,361
    9,000   Health and Educational Facilities Auth.               5.63         2/15/2029           9,006
      240   Housing and EDA                                       4.85         9/01/2017             241
    6,000   Sheboygan (INS)                                       5.00         9/01/2015           6,699
                                                                                              ----------
                                                                                                  29,314
                                                                                              ----------
            Total Fixed-Rate Instruments (cost: $2,566,681)                                    2,675,642
                                                                                              ----------
            PUT BONDS (4.9%)

            ALABAMA (0.4%)
   10,900   Baptist Health Care Auth.                             6.00        11/15/2024          11,071
                                                                                              ----------
            ARIZONA (0.4%)
   12,500   Maricopa County                                       6.00         5/01/2029          13,642
                                                                                              ----------
            CALIFORNIA (0.1%)
    3,000   Health Facilities Financing Auth.                     4.95         7/01/2026           3,250
                                                                                              ----------
            FLORIDA (0.8%)
    7,375   Miami-Dade County IDA                                 4.00        10/01/2018           7,844

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$  16,000   Putnam County Dev. Auth. (INS)                        5.35%        3/15/2042      $   17,882
                                                                                              ----------
                                                                                                  25,726
                                                                                              ----------
            ILLINOIS (0.3%)
    7,500   Educational Facilities Auth.                          4.75        11/01/2036           8,363
                                                                                              ----------
            MASSACHUSETTS (0.2%)
    6,000   Dev. Finance Agency                                   5.75        12/01/2042           6,942
                                                                                              ----------
            MICHIGAN (0.6%)
   15,000   Hospital Finance Auth.                                6.00        12/01/2034          18,322
                                                                                              ----------
            NEW MEXICO (1.0%)
   10,000   Farmington                                            4.75         6/01/2040           9,931
   20,000   Farmington                                            5.20         6/01/2040          20,790
                                                                                              ----------
                                                                                                  30,721
                                                                                              ----------
            OHIO (0.3%)
    8,000   Air Quality Dev. Auth.                                5.75         6/01/2033           9,020
                                                                                              ----------
            TEXAS (0.5%)
   15,000   North State Tollway Auth.                             6.00         1/01/2038          15,766
                                                                                              ----------
            WISCONSIN (0.3%)
    9,000   Madison                                               4.88        10/01/2027           9,094
                                                                                              ----------
            Total Put Bonds (cost: $140,361)                                                     151,917
                                                                                              ----------
            VARIABLE-RATE DEMAND NOTES (8.3%)

            CALIFORNIA (1.4%)
   10,045   Downey School Facilities Financing Auth.
              (LIQ)(LOC - Dexia Credit Local) (e)                 2.30         8/01/2025          10,045
    6,000   Irvine Reassessment District No. 04-20
              (LOC - KBC Bank N.V.)                               0.81         9/02/2050           6,000
   18,575   State (LIQ)(LOC - Dexia Credit Local) (e)             2.25         8/01/2027          18,575
    7,570   Victorville Joint Powers Financing Auth.
             (LOC - BNP Paribas)                                  2.95         5/01/2040           7,570
                                                                                              ----------
                                                                                                  42,190
                                                                                              ----------
            COLORADO (0.3%)
   10,000   Broomfield Urban Renewal Auth.
              (LOC - BNP Paribas)                                 1.10        12/01/2030          10,000
                                                                                              ----------
            CONNECTICUT (0.2%)
    5,920   Health and Educational Facilities Auth.
              (LOC - KBC Bank N.V.)                               1.75         7/01/2024           5,920
                                                                                              ----------
            ILLINOIS (1.6%)
    8,380   Health Facilities Auth. (LIQ)
              (LOC - Bank of America, N.A.) (e)                   1.00         5/15/2024           8,380
   41,800   State (LIQ)                                           3.00        10/01/2033          41,800
                                                                                              ----------
                                                                                                  50,180
                                                                                              ----------
            KENTUCKY (0.1%)
    4,200   State Property & Buildings Commission
              (LIQ)(LOC - Dexia Credit Local) (e)                 2.30         8/01/2021           4,200
                                                                                              ----------

================================================================================

15 | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            LOUISIANA (0.3%)
$  10,000   St. James Parish (LOC - Natixis S.A.)                 1.48%       11/01/2039      $   10,000
                                                                                              ----------
            MASSACHUSETTS (0.3%)
   10,000   State (LIQ)(LOC - Dexia Credit Local) (e)             2.00         9/01/2024          10,000
                                                                                              ----------
            NEW JERSEY (1.5%)
   24,275   EDA (LIQ)(LOC - Dexia Credit Local) (e)               2.50         9/01/2022          24,275
   10,675   EDA (LIQ)(LOC - Dexia Credit Local) (e)               2.55         9/01/2025          10,675
   11,595   Washington Township Board of Education
              (INS)(LIQ) (e)                                      2.30         1/01/2028          11,595
                                                                                              ----------
                                                                                                  46,545
                                                                                              ----------
            NEW MEXICO (0.3%)
    8,900   Santa Fe Gross Receipts Tax/Wastewater
              System (LOC - BNP Paribas)                          1.15         6/01/2022           8,900
                                                                                              ----------
            NEW YORK (0.8%)
   10,440   Dormitory Auth. (LIQ)(LOC - Dexia
              Credit Local) (e)                                   2.30         5/15/2022          10,440
    6,100   New York City (LOC - KBC Bank N.V.)                   1.00         8/01/2038           6,100
    6,590   Urban Dev. Corp. (LIQ)(LOC - Dexia Credit
              Local) (e)                                          2.30         3/15/2024           6,590
                                                                                              ----------
                                                                                                  23,130
                                                                                              ----------
            NORTH CAROLINA (0.5%)
   15,000   Person County Industrial Facilities and Pollution
              Control Financing Auth. (LOC - Credit
              Industriel et Commercial S.A.)                      2.40        11/01/2035          15,000
                                                                                              ----------
            PENNSYLVANIA (0.2%)
    6,300   Delaware Valley Regional Finance Auth.
              (LOC - Bayerische Landesbank)                       1.25        12/01/2020           6,300
                                                                                              ----------
            PUERTO RICO (0.6%)
   20,000   Highway & Transportation Auth. (LIQ)
              (LOC - Dexia Credit Local) (e)                      2.25         7/01/2030          20,000
                                                                                              ----------
            TEXAS (0.1%)
    3,000   North East ISD (LIQ)(NBGA) (e)                        2.34         2/01/2028           3,000
                                                                                              ----------
            WISCONSIN (0.1%)
    2,000   Health and Educational Facilities Auth.
              (LOC - KBC Bank, N.V.)                              1.00         5/01/2025           2,000
                                                                                              ----------
            Total Variable-Rate Demand Notes (cost: $257,365)                                    257,365
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $2,964,407)                                              $3,084,924
                                                                                              ==========

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)
                                       QUOTED PRICES      (LEVEL 2)
                                         IN ACTIVE          OTHER         (LEVEL 3)
                                          MARKETS        SIGNIFICANT     SIGNIFICANT
                                       FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                     ASSETS           INPUTS          INPUTS                TOTAL
-------------------------------------------------------------------------------------------------------
  FIXED-RATE INSTRUMENTS               $          --     $ 2,675,642     $         --     $   2,675,642
  PUT BONDS                                       --         151,917               --           151,917
  VARIABLE-RATE DEMAND NOTES                      --         257,365               --           257,365
-------------------------------------------------------------------------------------------------------
Total                                  $          --     $ 3,084,924     $         --     $   3,084,924
-------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                              PERIODIC AUCTION RESET BONDS
--------------------------------------------------------------------------------------------
Balance as of March 31, 2011                                                        $1,770
Purchases                                                                                -
Sales                                                                               (1,821)
Transfers into Level 3                                                                   -
Transfers out of Level 3                                                                 -
Net realized gain (loss)                                                            (4,079)
Change in net unrealized appreciation/depreciation                                   4,130
--------------------------------------------------------------------------------------------
Balance as of December 31, 2011                                                         $-
--------------------------------------------------------------------------------------------

For the period of April 1, 2011, through December 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

================================================================================

18 | USAA Tax Exempt Intermediate-Term Fund

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs at the end of the period, market quotations from the pricing services were not determinative of fair value. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as credit quality and coupon rates. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

================================================================================

                                          Notes to Portfolio of Investments | 19

================================================================================

D. As of December 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2011, were $158,601,000 and $38,084,000, respectively, resulting in net unrealized appreciation of $120,517,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,120,354,000 at December 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) At December 31, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) At December 31, 2011, the aggregate market value of securities purchased on a when-issued basis was $1,014,000.
(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2011, was $9,934,000, which represented 0.3% of the Fund's net assets.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
(h) Security was fair valued at December 31, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================

20 | USAA Tax Exempt Intermediate-Term Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended DECEMBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    02/27/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/27/2012
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/27/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.